Derivative Instruments and Hedging Activities (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012 Foreign currency forwards	Dec. 31, 2011 Foreign currency forwards	Sep. 30, 2011 Foreign currency forwards	Jun. 30, 2011 Foreign currency forwards	Mar. 31, 2011 Foreign currency forwards	Dec. 31, 2010 Foreign currency forwards	Sep. 30, 2010 Foreign currency forwards	Jun. 30, 2010 Foreign currency forwards	Mar. 31, 2010 Foreign currency forwards	Dec. 31, 2009 Foreign currency forwards	Mar. 31, 2013 Forward starting swap	Sep. 30, 2012 Forward starting swap	Mar. 31, 2013 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2012 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2011 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2010 Instruments designated as accounting hedges: Foreign currency forwards	Sep. 30, 2009 Instruments designated as accounting hedges: Foreign currency forwards	Mar. 31, 2013 Instruments designated as accounting hedges: Forward starting swap	Sep. 30, 2012 Instruments designated as accounting hedges: Forward starting swap	Mar. 31, 2013 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2012 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2011 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2010 Instruments not designated as accounting hedges: Foreign currency forwards	Sep. 30, 2009 Instruments not designated as accounting hedges: Foreign currency forwards
Derivative instruments and hedging activities
Notional Principal outstanding derivative instruments			$ 370,100,000	$ 358,400,000	$ 290,400,000	$ 334,800,000	$ 352,700,000	$ 224,500,000	$ 232,500,000	$ 233,700,000	$ 178,600,000	$ 176,800,000	$ 58,400,000	$ 58,415,000	$ 380,823,000	$ 382,500,000	$ 290,400,000	$ 232,500,000	$ 148,300,000	$ 58,415,000	$ 58,415,000	$ 7,430,000	$ 5,945,000	$ 3,644,000	$ 7,794,000	$ 8,148,000
Estimated unrealized net gains (losses) from cash flow hedges which are expected to be reclassified into earnings in the next twelve months	$ 2,600,000	$ (2,000,000)